Borrowings - Summary of borrowings by Company (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Amount	$ 12,225,842	$ 9,172,530
Ferrosur Roca S.A. [member]
Disclosure of detailed information about borrowings [line items]
Amount	2,395,085	1,914,009
Recycomb S.A.U. [member]
Disclosure of detailed information about borrowings [line items]
Amount		9,939
Yguazu Cementos S.A. [member]
Disclosure of detailed information about borrowings [line items]
Amount	3,016,352	4,050,463
Loma Negra C.I.A.S.A. [member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 6,814,405	$ 3,198,119